MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT        TWO WORLD TRADE CENTER,
SECURITIES TRUST                                  NEW YORK, NEW YORK 10048
LETTER TO THE SHAREHOLDERS DECEMBER 31, 1998

DEAR SHAREHOLDER:

The domestic economy continued to expand throughout calendar year 1998 as employment grew, income levels climbed and the consumer remained resilient. Despite strong economic growth, inflation did not materialize, due largely to the continued turmoil in the Asian and emerging-market economies. Accordingly, the Federal Reserve Board left interest rates unchanged until late September. At that time, in order to ensure continued U.S. economic growth, members of the Federal Open Market Committee voted to reduce short-term interest rates. The Fed repeated this action in mid-October, and again in mid-November.

Against this backdrop, interest rates on intermediate-term U.S. Treasury securities were highly volatile. During 1998 the yield on five-year notes ranged between 3.97 percent and 5.79 percent. On December 31, 1998, the yield on the five-year note was 4.54 percent, substantially lower than the 5.71 percent of a year ago.

PERFORMANCE

For the twelve-month period ended December 31, 1998, Morgan Stanley Dean Witter U.S. Government Securities Trust Class B produced a total return of 7.27 percent, compared to returns of 7.85 percent for the Lipper General U.S. Government Fund Index and 9.85 percent for the Lehman Brothers General U.S. Government Funds Index. During the same period, the Fund's Class A, C and D shares had total returns of 7.70 percent, 7.14 percent and 7.72 percent, respectively. The performance of the Fund's four share classes varies because of differing expenses. The accompanying chart compares the performance of the Fund's Class B shares versus the Lipper and Lehman indexes.

The Fund underperformed its benchmark indexes primarily because of its overweighted position in mortgage-backed securities, which underperformed duration-equivalent U.S. Treasury securities during the period. However, we believe that, despite their recent underperformance, mortgage-backed securities continue to offer both long-term value and, in the current investment environment, an incremental yield incentive over U.S. Treasury securities having comparable maturities. In addition, mortgage-backed securities offer the long-term total return potential.

MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST
LETTER TO THE SHAREHOLDERS DECEMBER 31, 1998, CONTINUED

THE PORTFOLIO

On December 31, 1998, Morgan Stanley Dean Witter U.S. Government Securities Trust had net assets in excess of $5 billion. The Fund's portfolio was comprised of mortgage-backed securities issued by the Government National Mortgage Association (66 percent), U.S. Treasury securities (25 percent) and securities issued by Resolution Funding Corporation (9 percent). At the end of its fiscal year, the Fund's duration was approximately 4.2 years.

LOOKING AHEAD

We believe that the current inflation environment remains favorable. The deflationary trend of Asian and emerging-market economies is likely to help keep domestic inflation in check well into 1999. Furthermore, we believe it is possible that the central bank will again lower interest rates in 1999, as continued world economic turmoil curtails the economic growth of our Latin American neighbors. However, should our economy show signs of inordinately strong growth, coupled with unacceptably high levels of inflation, the Federal Reserve may need to reassess its current stance on monetary policy. Accordingly, adjustments to the Fund's maturity and portfolio composition will be made as conditions warrant and attractive opportunities become available.

We appreciate your ongoing support of Morgan Stanley Dean Witter U.S. Government Securities Trust and look forward to continuing to serve your investment objectives in the months and years to come.

Very truly yours,

/s/ Charles A. Fiumefreddo

CHARLES A. FIUMEFREDDO
CHAIRMAN OF THE BOARD

MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT
SECURITIES TRUST
FUND PERFORMANCE DECEMBER 31, 1998

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

  GROWTH OF $10,000 CLASS B SHARES
          ($ in Thousands)

                                            FUND     LEHMAN(4)   LIPPER(5)
December 31, 1988                        $10,000       $10,000     $10,000
December 31, 1989                        $11,110       $11,423     $11,241
December 31, 1990                        $12,053       $12,419     $12,143
December 31, 1991                        $13,431       $14,322     $13,919
December 31, 1992                        $14,204       $15,357     $14,768
December 31, 1993                        $15,217       $16,994     $15,997
December 31, 1994                        $14,683       $16,420     $15,238
December 31, 1995                        $17,141       $19,431     $17,820
December 31, 1996                        $17,682       $19,969     $18,205
December 31, 1997                        $19,195       $21,885     $19,865
December 31, 1998                     $20,591(3)       $24,038     $21,423

    PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. PERFORMANCE FOR CLASS A, CLASS C, AND CLASS D SHARES WILL VARY FROM THE PERFORMANCE OF CLASS B SHARES SHOWN ABOVE DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

                                    AVERAGE ANNUAL TOTAL RETURNS
----------------------------------------------------------------------------------------------------
                CLASS B SHARES*                                      CLASS A SHARES+
-----------------------------------------------      -----------------------------------------------
PERIOD ENDED 12/31/98                                PERIOD ENDED 12/31/98
-------------------------                            -------------------------
1 Year                       7.27%(1)     2.27%(2)   1 Year                       7.70%(1)     3.13%(2)
5 Years                      6.24(1)      5.92(2)    From Inception (7/28/97)     7.91(1)      4.67(2)
10 Years                     7.49(1)      7.49(2)

               CLASS C SHARES++                                       CLASS D SHARES#
-----------------------------------------------       -----------------------------------------------
PERIOD ENDED 12/31/98                                 PERIOD ENDED 12/31/98
-------------------------                             -------------------------
1 Year                       7.14%(1)     6.14%(2)    1 Year                      7.72%(1)
From Inception (7/28/97)     7.98(1)      7.98(2)     From Inception (7/28/97)    8.20(1)

------------------------
 (1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
 (2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
 (3) Closing value assuming a complete redemption on December 31, 1998.
 (4) The Lehman Brothers General U.S. Government Index is a broad-based measure of all U.S. Government and U.S. Treasury securities. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
 (5) The Lipper General U.S. Government Funds Index is an equally-weighted performance index of the largest-qualifying funds (based on net assets) in the Lipper General U.S. Government Funds objective. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.
*   The maximum CDSC for Class B is 5.0%. The CDSC declines to 0% after six years.
+   The maximum front-end sales charge for Class A is 4.25%.
++ The maximum CDSC for Class C shares is 1% for shares redeemed within one year of purchase.
# Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1998

PRINCIPAL                                 DESCRIPTION
AMOUNT IN                                     AND                                    COUPON
THOUSANDS                                MATURITY DATE                                RATE        VALUE
------------------------------------------------------------------------------------------------------------
            MORTGAGE-BACKED SECURITIES (66.4%)
            Government National Mortgage Assoc. I (65.5%)
$   25,250  12/15/28...............................................................   6.00%   $   25,029,060
    50,000  *......................................................................   6.00        49,515,625
   286,158  12/15/22...............................................................   6.50       288,930,055
 1,387,277  11/15/17...............................................................   7.00     1,418,923,770
   641,620  11/15/02 - 10/15/16....................................................   7.50       661,470,131
   222,525  10/15/16 - 01/15/20....................................................   8.00       231,147,703
   223,063  07/15/06 - 01/15/20....................................................   8.50       236,446,536
   164,570  07/15/16 - 01/15/20....................................................   9.00       175,575,138
   107,705  07/15/13 - 04/15/18....................................................   9.50       116,220,299
   119,848  12/15/10 - 09/15/16....................................................  10.00       130,821,592
       349  10/15/13...............................................................  12.50           398,484
                                                                                              --------------
                                                                                               3,334,478,393
                                                                                              --------------

            Government National Mortgage Assoc. II (0.8%)
    38,984  01/20/24...............................................................   6.50        39,117,792
       775  03/20/26...............................................................   7.00           787,709
                                                                                              --------------
                                                                                                  39,905,501
                                                                                              --------------

            Government National Mortgage Assoc. GPM I (0.1%)
     4,755  12/15/13 - 04/15/14....................................................  12.25         5,493,884
                                                                                              --------------

            TOTAL MORTGAGE-BACKED SECURITIES
            (IDENTIFIED COST $3,262,739,029)...............................................    3,379,877,778
                                                                                              --------------

            U.S. GOVERNMENT OBLIGATIONS (25.1%)
            U.S. Treasury Notes (9.9%)
    50,000  05/31/03...............................................................   5.50        51,625,000
    75,000  08/15/07...............................................................   6.125       81,898,500
     2,300  05/31/99...............................................................   6.25         2,314,858
    60,000  02/15/07...............................................................   6.25        65,788,200
     9,300  05/15/99...............................................................   6.375        9,357,474
     4,000  07/15/99...............................................................   6.375        4,037,480
     1,050  09/30/01...............................................................   6.375        1,096,841
   104,800  05/31/99...............................................................   6.75       105,665,648
    47,300  04/15/99...............................................................   7.00        47,609,815
   133,000  02/15/99...............................................................   8.875      133,615,790
                                                                                              --------------
                                                                                                 503,009,606
                                                                                              --------------

            U.S. Treasury Principal Strips (15.2%)
    13,000  05/15/03...............................................................   0.00        10,606,180
   123,000  02/15/04**.............................................................   0.00        96,946,140
   380,000  05/15/04...............................................................   0.00       295,514,600
   385,000  08/15/04...............................................................   0.00       295,499,050
    75,000  11/15/04...............................................................   0.00        56,878,500

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1998, CONTINUED

PRINCIPAL                                 DESCRIPTION
AMOUNT IN                                     AND                                    COUPON
THOUSANDS                                MATURITY DATE                                RATE        VALUE
------------------------------------------------------------------------------------------------------------
$   26,000  02/15/05...............................................................   0.00%   $   19,424,860
                                                                                              --------------
                                                                                                 774,869,330
                                                                                              --------------

            TOTAL U.S. GOVERNMENT OBLIGATIONS
            (IDENTIFIED COST $1,139,814,676)...............................................    1,277,878,936
                                                                                              --------------

            U.S. GOVERNMENT AGENCIES (9.3%)
            Resolution Funding Corp. Zero Coupon Strips
    33,500  07/15/02...............................................................   0.00        28,216,380
     5,049  10/15/02...............................................................   0.00         4,199,809
   109,000  04/15/03...............................................................   0.00        88,671,500
    55,000  07/15/03...............................................................   0.00        44,166,650
    69,000  10/15/03...............................................................   0.00        54,736,320
    89,882  01/15/04...............................................................   0.00        70,210,425
    84,419  04/15/04...............................................................   0.00        65,247,445
    68,000  07/15/04...............................................................   0.00        51,969,680
     1,550  04/15/07...............................................................   0.00         1,025,046
    18,000  07/15/07...............................................................   0.00        11,777,580
    56,000  10/15/07...............................................................   0.00        36,279,600
    30,000  10/15/08...............................................................   0.00        18,498,000
                                                                                              --------------

            TOTAL U.S. GOVERNMENT AGENCIES
            (IDENTIFIED COST $414,273,083).................................................      474,998,435
                                                                                              --------------

TOTAL INVESTMENTS
(IDENTIFIED COST $4,816,826,788) (a)...............................................  100.8 %   5,132,755,149

LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS.....................................   (0.8)      (40,551,430)
                                                                                     ------  ---------------

NET ASSETS.........................................................................  100.0 % $ 5,092,203,719
                                                                                     ------  ---------------
                                                                                     ------  ---------------

---------------------

GPM  Graduated Payment Mortgage.
 * Securities purchased on a forward commitment with an approximate principal amount and no definite maturity date; the actual principal amount and maturity date will be determined upon settlement.
** Some of these securities are segregated in connection with securities purchased on a forward commitment basis.
(a) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $317,533,345 and the aggregate gross unrealized depreciation is $1,604,984, resulting in net unrealized appreciation of $315,928,361.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1998

ASSETS:
Investments in securities, at value
  (identified cost $4,816,826,788).........................................................  $ 5,132,755,149
Cash.......................................................................................          157,341
Receivable for:
    Interest...............................................................................       29,778,621
    Shares of beneficial interest sold.....................................................        4,578,185
Prepaid expenses and other assets..........................................................           80,247
                                                                                             ---------------
     TOTAL ASSETS..........................................................................    5,167,349,543
                                                                                             ---------------
LIABILITIES:
Payable for:
    Investments purchased..................................................................       49,253,125
    Dividends to shareholders..............................................................       13,553,786
    Shares of beneficial interest repurchased..............................................        6,857,566
    Plan of distribution fee...............................................................        3,210,499
    Investment management fee..............................................................        1,878,762
Accrued expenses and other payables........................................................          392,086
                                                                                             ---------------
     TOTAL LIABILITIES.....................................................................       75,145,824
                                                                                             ---------------
     NET ASSETS............................................................................  $ 5,092,203,719
                                                                                             ---------------
                                                                                             ---------------
COMPOSITION OF NET ASSETS:
Paid-in-capital............................................................................  $ 5,694,016,539
Net unrealized appreciation................................................................      315,928,361
Accumulated net realized loss..............................................................     (917,741,181)
                                                                                             ---------------
     NET ASSETS............................................................................  $ 5,092,203,719
                                                                                             ---------------
                                                                                             ---------------
CLASS A SHARES:
Net Assets.................................................................................      $58,537,905
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)..................................        6,376,543
     NET ASSET VALUE PER SHARE.............................................................            $9.18
                                                                                             ---------------
                                                                                             ---------------

     MAXIMUM OFFERING PRICE PER SHARE,
       (NET ASSET VALUE PLUS 4.44% OF NET ASSET VALUE).....................................            $9.59
                                                                                             ---------------
                                                                                             ---------------
CLASS B SHARES:
Net Assets.................................................................................   $4,996,187,325
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)..................................      543,307,518
     NET ASSET VALUE PER SHARE.............................................................            $9.20
                                                                                             ---------------
                                                                                             ---------------
CLASS C SHARES:
Net Assets.................................................................................      $17,086,723
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)..................................        1,846,174
     NET ASSET VALUE PER SHARE.............................................................            $9.26
                                                                                             ---------------
                                                                                             ---------------
CLASS D SHARES:
Net Assets.................................................................................      $20,391,766
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)..................................        2,221,111
     NET ASSET VALUE PER SHARE.............................................................            $9.18
                                                                                             ---------------
                                                                                             ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1998

NET INVESTMENT INCOME:

INTEREST INCOME...............................................................................  $376,887,864
                                                                                                ------------

EXPENSES
Plan of distribution fee (Class A shares).....................................................        91,004
Plan of distribution fee (Class B shares).....................................................    38,748,945
Plan of distribution fee (Class C shares).....................................................        77,373
Investment management fee.....................................................................    22,607,800
Transfer agent fees and expenses..............................................................     3,542,838
Custodian fees................................................................................       845,103
Shareholder reports and notices...............................................................       185,084
Professional fees.............................................................................        67,077
Registration fees ............................................................................        61,315
Trustees' fees and expenses...................................................................        19,706
Other.........................................................................................        65,053
                                                                                                ------------

     TOTAL EXPENSES...........................................................................    66,311,298
                                                                                                ------------

     NET INVESTMENT INCOME....................................................................   310,576,566
                                                                                                ------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss.............................................................................    (2,384,102)
Net change in unrealized appreciation.........................................................    54,569,658
                                                                                                ------------

     NET GAIN.................................................................................    52,185,556
                                                                                                ------------

NET INCREASE..................................................................................  $362,762,122
                                                                                                ------------
                                                                                                ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                                           FOR THE YEAR           FOR THE YEAR
                                                                                              ENDED                   ENDED
                                                                                        DECEMBER 31, 1998      DECEMBER 31, 1997*
-----------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income................................................................     $     310,576,566      $      363,800,467
Net realized loss....................................................................            (2,384,102)             (3,836,410)
Net change in unrealized appreciation................................................            54,569,658             118,550,225
                                                                                       --------------------   ---------------------

     NET INCREASE....................................................................           362,762,122             478,514,282
                                                                                       --------------------   ---------------------

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Class A shares.......................................................................            (2,396,071)               (342,413)
Class B shares.......................................................................          (306,635,357)           (363,065,315)
Class C shares.......................................................................              (600,619)                (61,336)
Class D shares.......................................................................              (944,519)               (326,681)
                                                                                       --------------------   ---------------------

     TOTAL DIVIDENDS.................................................................          (310,576,566)           (363,795,745)
                                                                                       --------------------   ---------------------

Net decrease from transactions in shares of beneficial interest......................          (425,398,131)         (1,098,840,399)
                                                                                       --------------------   ---------------------

     NET DECREASE....................................................................          (373,212,575)           (984,121,862)

NET ASSETS:
Beginning of period..................................................................         5,465,416,294           6,449,538,156
                                                                                       --------------------   ---------------------

     END OF PERIOD...................................................................     $   5,092,203,719      $    5,465,416,294
                                                                                       --------------------   ---------------------
                                                                                       --------------------   ---------------------

---------------------

 *   Class A, Class C and Class D shares were issued July, 28, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1998

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter U.S. Government Securities Trust (the "Fund"), formerly Dean Witter U.S. Government Securities Trust, is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is high current income consistent with safety of principal. The Fund seeks to achieve its objective by investing in obligations issued or guaranteed by the U.S. Government or its instrumentalities. The Fund was organized as a Massachusetts business trust on September 29, 1983 and commenced operations on June 29, 1984. On July 28, 1997, the Fund commenced offering three additional classes of shares, with the then current shares, other then shares held by certain employee benefit plans established by Dean Witter Reynolds Inc. and its affiliate, SPS Transaction Services, Inc., designated as Class B shares. Shares held by those employee benefit plans prior to July 28, 1997 have been designated Class D shares.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) all portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (2) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), formerly Dean Witter InterCapital Inc., that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing

MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1998, CONTINUED

similar factors); and (3) certain portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the securities valued by such pricing service; (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment

MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1998, CONTINUED

income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with the Investment Manager, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the Fund's net assets determined at the close of each business day: 0.50% to the portion of daily net assets not exceeding $1 billion; 0.475% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.45% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.425% to the portion of daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.40% to the portion of daily net assets exceeding $2.5 billion but not exceeding $5 billion; 0.375% to the portion of daily net assets exceeding $5 billion but not exceeding $7.5 billion; 0.35% to the portion of daily net assets exceeding $7.5 billion but not exceeding $10 billion; 0.325% to the portion of daily net assets exceeding $10 billion but not exceeding $12.5 billion; and 0.30% to the portion of daily net assets exceeding $12.5 billion.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 0.75% (0.65% on amounts over $10 billion) of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's

MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1998, CONTINUED

inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C - up to 0.75% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for (1) services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, Morgan Stanley Dean Witter Financial Advisors and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; (2) printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and (3) preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $8,899,443 at December 31, 1998.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.75% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended December 31, 1998, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 0.75%, respectively.

MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1998, CONTINUED

The Distributor has informed the Fund that for the year ended December 31, 1998 it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $9,698, $3,058,326 and $19,701, respectively and received $64,425 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The costs of purchases and proceeds from sales/prepayments of portfolio securities, excluding short-term investments, for the year ended December 31, 1998 were $717,875,107 and $1,347,282,631, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At December 31, 1998, the Fund had transfer agent fees and expenses payable of approximately $96,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended December 31, 1998 included in Trustees' fees and expenses in the Statement of Operations amounted to $6,216. At December 31, 1998, the Fund had an accrued pension liability of $52,503 included in accrued expenses in the Statement of Assets and Liabilities.

5. ACQUISITION OF DEAN WITTER RETIREMENT SERIES -- U.S. GOVERNMENT SECURITIES SERIES

As of the close of business on September 11, 1998, the Fund acquired all the net assets of Dean Witter Retirement Series - U.S. Government Securities Series ("Retirement U.S. Government") pursuant to a plan of reorganization (the "Plan") approved by the shareholders of Retirement U.S. Government on August 19, 1998. The acquisition was accomplished by a tax-free exchange of 986,985 Class D shares of the Fund at a net asset value of $9.21 per share for 899,123 shares of Retirement U.S. Government. The net assets of the Fund and Retirement U.S. Government immediately before the acquisition were $5,193,431,112 and $9,087,435, respectively, including unrealized appreciation of $322,808 for Retirement U.S. Government. Immediately after the acquisition, the combined net assets of the Fund amounted to $5,202,518,547.

MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1998, CONTINUED

6. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                FOR THE YEAR                           FOR THE YEAR
                                                                    ENDED                                  ENDED
                                                              DECEMBER 31, 1998                     DECEMBER 31, 1997+*
                                                      ---------------------------------      ---------------------------------
                                                         SHARES             AMOUNT              SHARES             AMOUNT
                                                      ------------      ---------------      ------------      ---------------
CLASS A SHARES
Sold..............................................       4,837,972      $    44,356,004         2,724,542      $    24,540,441
Reinvestment of dividends.........................         145,211            1,330,450             7,949               72,059
Redeemed..........................................        (898,895)          (8,228,417)         (440,236)          (3,982,964)
                                                      ------------      ---------------      ------------      ---------------
Net increase - Class A............................       4,084,288           37,458,037         2,292,255           20,629,536
                                                      ------------      ---------------      ------------      ---------------

CLASS B SHARES
Sold..............................................     103,474,883          948,990,970        67,708,563          606,120,050
Reinvestment of dividends.........................      17,451,085          159,732,499        20,782,743          185,683,576
Redeemed..........................................    (173,896,303)      (1,593,120,481)     (214,633,493)      (1,917,929,811)
                                                      ------------      ---------------      ------------      ---------------
Net decrease - Class B............................     (52,970,335)        (484,397,012)     (126,142,187)      (1,126,126,185)
                                                      ------------      ---------------      ------------      ---------------

CLASS C SHARES
Sold..............................................       4,818,849           44,609,503           552,334            5,029,381
Reinvestment of dividends.........................          41,862              386,582             4,930               45,056
Redeemed..........................................      (3,492,672)         (32,338,148)          (79,129)            (724,422)
                                                      ------------      ---------------      ------------      ---------------
Net increase - Class C............................       1,368,039           12,657,937           478,135            4,350,015
                                                      ------------      ---------------      ------------      ---------------

CLASS D SHARES
Sold..............................................       1,554,909           14,290,193           324,174            2,938,529
Reinvestment of dividends.........................          97,395              892,667            34,780              314,925
Acquisition of Dean Witter Retirement Series -
 U.S. Government Securities Trust Series                   986,985            9,087,435           --                 --
Redeemed..........................................      (1,666,314)         (15,387,388)         (104,962)            (947,219)
                                                      ------------      ---------------      ------------      ---------------
Net increase - Class D............................         972,975            8,882,907           253,992            2,306,235
                                                      ------------      ---------------      ------------      ---------------
Net decrease in Fund..............................     (46,545,033)     $  (425,398,131)     (123,117,805)     $(1,098,840,399)
                                                      ------------      ---------------      ------------      ---------------
                                                      ------------      ---------------      ------------      ---------------

---------------------

 + On July 28, 1997, 994,144 shares representing $8,977,118 were transferred to Class D.
 * For Class A, C and D shares, for the period July 28, 1997 (issue date) through December 31, 1997.

MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1998, CONTINUED

7. FEDERAL INCOME TAX STATUS

At December 31, 1998, the Fund had a net capital loss carryover of approximately $916,574,000, which may be used to offset future capital gains to the extent provided by regulations which is available through December 31 of the following years:

                                             AMOUNT IN THOUSANDS
--------------------------------------------------------------------------------------------------------------
    1999           2000           2001           2002           2003          2004         2005        2006
-------------  -------------  -------------  -------------  -------------  -----------  -----------  ---------
$     261,525  $     154,964  $     263,492  $     118,056  $      63,667  $    49,153  $     3,006  $   2,711
-------------  -------------  -------------  -------------  -------------  -----------  -----------  ---------
-------------  -------------  -------------  -------------  -------------  -----------  -----------  ---------

Capital losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $1,048,000 during fiscal 1998.

At December 31, 1998, the Fund had temporary book/tax differences primarily attributable to post-October losses and permanent book/tax differences attributable to an expired capital loss carryover. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged and accumulated net realized loss was credited $108,730,990.

MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                            FOR THE YEAR ENDED DECEMBER 31
                                ------------------------------------------------------
                                 1998          1997*      1996       1995       1994
--------------------------------------------------------------------------------------

CLASS B SHARES

SELECTED PER SHARE DATA:

Net asset value, beginning of
 period.......................  $  9.10       $  8.92    $  9.21    $  8.41    $  9.31
                                -------       -------    -------    -------    -------

Income (loss) from investment
 operations:
   Net investment income......     0.54          0.56       0.56       0.57       0.58
   Net realized and unrealized
   gain (loss)................     0.10          0.18      (0.29)      0.80      (0.90)
                                -------       -------    -------    -------    -------

Total income (loss) from
 investment operations........     0.64          0.74       0.27       1.37      (0.32)
                                -------       -------    -------    -------    -------

Less dividends from net
 investment income............    (0.54)        (0.56)     (0.56)     (0.57)     (0.58)
                                -------       -------    -------    -------    -------

Net asset value, end of
 period.......................  $  9.20       $  9.10    $  8.92    $  9.21    $  8.41
                                -------       -------    -------    -------    -------
                                -------       -------    -------    -------    -------

TOTAL RETURN+.................     7.27%         8.56%      3.16%     16.74%     (3.51)%

RATIOS TO AVERAGE NET ASSETS:
Expenses......................     1.27%(1)      1.26%      1.25%      1.24%      1.22%

Net investment income.........     5.94%(1)      6.22%      6.28%      6.44%      6.57%

SUPPLEMENTAL DATA:
Net assets, end of period, in
 millions.....................   $4,996        $5,429     $6,450     $7,955     $8,211

Portfolio turnover rate.......       14%            4%         8%        14%        26%

---------------------

 * Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date, other than shares held by certain employee benefit plans established by Dean Witter Reynolds Inc. and its affiliate, SPS Transaction Services, Inc., have been designated Class B shares. Shares held by those employee benefit plans prior to July 28, 1997 have been designated Class D shares.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                 FOR THE PERIOD
                                              FOR THE YEAR       JULY 28, 1997*
                                                  ENDED              THROUGH
                                            DECEMBER 31, 1998   DECEMBER 31, 1997
---------------------------------------------------------------------------------
CLASS A SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period......       $  9.09             $  9.03
                                                  ------              ------
Income from investment operations:
   Net investment income..................          0.59                0.25
   Net realized and unrealized gain.......          0.09                0.06
                                                  ------              ------
Total income from investment operations...          0.68                0.31
                                                  ------              ------
Less dividends from net investment
 income...................................         (0.59)              (0.25)
                                                  ------              ------
Net asset value, end of period............       $  9.18             $  9.09
                                                  ------              ------
                                                  ------              ------
TOTAL RETURN+.............................          7.70%               3.50%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses..................................          0.76%(3)            0.77%(2)
Net investment income.....................          6.45%(3)            6.57%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...       $58,538             $20,841
Portfolio turnover rate...................            14%                  4%

CLASS C SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period......       $  9.17             $  9.03
                                                  ------              ------
Income from investment operations:
   Net investment income..................          0.55                0.23
   Net realized and unrealized gain.......          0.09                0.14
                                                  ------              ------
Total income from investment operations...          0.64                0.37
                                                  ------              ------
Less dividends from net investment
 income...................................         (0.55)              (0.23)
                                                  ------              ------
Net asset value, end of period............       $  9.26             $  9.17
                                                  ------              ------
                                                  ------              ------
TOTAL RETURN+.............................          7.14%               4.14%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses..................................          1.27%(3)            1.25%(2)
Net investment income.....................          5.94%(3)            5.81%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...       $17,087              $4,385
Portfolio turnover rate...................            14%                  4%

---------------------

 *   The date shares were first issued.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST
FINANCIAL HIGHLIGHTS, CONTINUED

                                                               FOR THE PERIOD
                                            FOR THE YEAR       JULY 28, 1997*
                                                ENDED              THROUGH
                                          DECEMBER 31, 1998   DECEMBER 31, 1997
-------------------------------------------------------------------------------

CLASS D SHARES

SELECTED PER SHARE DATA:

Net asset value, beginning of period....       $  9.11             $  9.03
                                                ------              ------

Income from investment operations:
   Net investment income................          0.61                0.27
   Net realized and unrealized gain.....          0.07                0.08
                                                ------              ------

Total income from investment
 operations.............................          0.68                0.35
                                                ------              ------

Less dividends from net investment
 income.................................         (0.61)              (0.27)
                                                ------              ------

Net asset value, end of period..........       $  9.18             $  9.11
                                                ------              ------
                                                ------              ------

TOTAL RETURN+...........................          7.72%               3.87%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses................................          0.52%(3)            0.52%(2)

Net investment income...................          6.69%(3)            6.91%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands..............................       $20,392             $11,367

Portfolio turnover rate.................            14%                  4%

---------------------

 * The date shares were first issued. Shareholders who held shares of the Fund prior to July 28, 1997 (the date the Fund converted to a multiple class share structure) should refer to the Financial Highlights of Class B to obtain the historical per share data and ratio information of their shares.
 + Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT
SECURITIES TRUST
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES
OF MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Morgan Stanley Dean Witter U.S. Government Securities Trust (the "Fund"), formerly Dean Witter U.S. Government Securities Trust, at December 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
1177 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10036
FEBRUARY 8, 1999

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Rajesh K. Gupta
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048



This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

MORGAN STANLEY
DEAN WITTER
U.S. GOVERNMENT
SECURITIES TRUST

[GRAPHIC]

ANNUAL REPORT
DECEMBER 31, 1998